Material Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Material Accounting Policies [Line Items]
Number of reporting period	1 year
Revenue was earned from contracts
Cash equivalents
Renewal term	10 years
Fiber Optic Network [Member]
Material Accounting Policies [Line Items]
Depreciation rate used for property, plant and equipment	10.00%
Telecom Towers [Member]
Material Accounting Policies [Line Items]
Depreciation rate used for property, plant and equipment	10.00%
Machinery and Equipment [Member]
Material Accounting Policies [Line Items]
Depreciation rate used for property, plant and equipment	10.00%
Other equipment [Member]
Material Accounting Policies [Line Items]
Depreciation rate used for property, plant and equipment	30.00%